PRIVATE PLACEMENT (Details) - USD ($)		11 Months Ended
	Feb. 12, 2021	Dec. 02, 2021
Proceeds from issuance of Private Placement		$ 8,325,000
Private Placement Warrants
Exercise price	$ 1.05	$ 1.22
Private Placement
Shares issued in private placement		832,500
Sponsor | Private Placement
Shares issued in private placement	832,500
Shares issued price per share	$ 10.00
Proceeds from issuance of Private Placement	$ 8,325,000
Common Class A | Private Placement Warrants
Shares issuable per warrant	1
Exercise price	$ 11.50
Common Class A | Private Placement
Stock conversion basis	Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share” or, collectively, “Private Placement Shares”) and one-third of one warrant (each, a “Private Placement Warrant”).